Share capital	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital

Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominately to actively manage scrip issuances and employee share option plan liabilities.

Share capital is accounted for as an equity instrument. An equity instrument is any contract that includes a residual interest in the consolidated assets of the Company after deducting all its liabilities and is recorded at the proceeds received, net of direct issue costs, with an amount equal to the nominal amount of the shares issued included in the share capital account and the balance recorded in the share premium account.

	Allotted, called up and fully paid
	million	£m
At 1 April 2016	3,924	447
Issued during the year in lieu of dividends[1]	19	2
At 31 March 2017	3,943	449

Effect of share consolidation[2]	(328)	—
Issued during the year in lieu of dividends[1]	23	3
At 31 March 2018	3,638	452

1.
The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006 and the nominal value of the shares is charged to the share premium account.

2.
On 22 May 2017 the ordinary share capital was consolidated with 11 new ordinary shares of 12 204/473 pence nominal value issued for every 12 existing ordinary shares of 11 17/43 pence nominal value. This consolidation was completed to maintain the comparability of the Company’s share price before and after the special dividend.

The share capital of the Company consists of ordinary shares of 12 204⁄473 pence nominal value each including ADSs. The ordinary shares and ADSs allow holders to receive dividends and vote at general meetings of the Company. The Company holds treasury shares but may not exercise any rights over these shares including the entitlement to vote or receive dividends. There are no restrictions on the transfer or sale of ordinary shares.

In line with the provisions of the Companies Act 2006, the Company has amended its Articles of Association and ceased to have authorised share capital.

Treasury shares
At 31 March 2018, the Company held 283 million (2017: 193 million) of its own shares. The market value of these shares as at 31 March 2018 was £2,270 million (2017: £1,958 million).

The Company made the following transactions in respect of its own shares during the year ended 31 March 2018:

1.
During the year, the Company completed a share repurchase programme as part of the return of cash to shareholders following the sale of UK Gas Distribution in addition to the management of the dilutive effect of share issuances under the scrip dividend programme. As a result the Company repurchased 114 million (2017: 20 million) ordinary shares for aggregate consideration of £1,017 million (2017: £189 million), including transaction costs. The shares repurchased had a nominal value of £14 million (2017: £2 million) and represented approximately 3.1% (2017: 0.5%) of the ordinary shares in issue as at 31 March 2018.

2.
During the year, 3 million (2017: 3 million) treasury shares were gifted to National Grid Employee Share Trusts and 5 million (2017: 3 million) treasury shares were re-issued in relation to employee share schemes, in total representing approximately 0.2% (2017: 0.2%) of the ordinary shares in issue as at 31 March 2018. The nominal value of these shares was £1 million (2017: £1 million) and the total proceeds received were £33 million (2017: £18 million).

3.
During the year, the Company made payments totalling £5 million (2017: £6 million) to National Grid Employee Share Trusts, outside its share repurchase programme, to enable the trustees to make purchases of National Grid plc shares in order to satisfy the requirements of employee share option and reward plans.

The maximum number of ordinary shares held in treasury during the year was 283 million (2017: 194 million) representing approximately 7.8% (2017: 4.9%) of the ordinary shares in issue as at 31 March 2018 and having a nominal value of £35 million (2017: £22 million).